Acquisitions (Narrative of Internet Service Business Acquired in January 2014) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Consolidated net revenue contributed by investee			$ 1,380,826,000	$ 1,085,198,000	$ 583,250,000
Consolidated net loss contributed by investee			$ (253,161,000)	(216,163,000)	$ (97,849,000)
Game platform business [Member]
Business Acquisition [Line Items]
Consideration of selling portion of acquired business	$ 12,000,000
Net carrying value of disposed business	12,000,000
Goodwill allocated to the disposed business	9,951,000
Recognized gain or loss for disposal	$ 0
Internet service company acquired in January 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Purchase consideration		$ 66,146,000
Initial consideration, cash		47,363,000
Contingent consideration, cash		20,000,000
Fair value of contingent consideration		$ 18,783,000
Fair value change in contingent consideration				1,217,000
Consolidated net revenue contributed by investee				138,919,000
Consolidated net loss contributed by investee				$ 7,504,000